Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 31, 2012
Government Series (Prospectus Summary) | Government Series
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares of Government Series.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expense, Closing	ck0000807878_ExpenseClosingTextBlock	Pursuant to a fee reduction agreement with the Trust, PFM Asset Management may, but is not obligated to, temporarily reduce its investment advisory, administartion or transfer agent fees payable by Government Series. Fees waived subject to the fee reduction agreement may be recouped by PFM Asset Management for up to three years,
		subject to certain terms and conditions.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Government
Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating
		expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Government Series invests exclusively in the following high quality, short-term money market instruments:

· US Government and agency obligations

· Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities

· Repurchase agreements involving these obligations

· Other money market mutual funds that invest exclusively in these types of obligations

Government Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding
		interest rate adjustments) of no more than 120 days.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although Government Series invests exclusively in high-quality securities, an investment in Government Series - like an investment in any money market fund -
is subject to certain risks, such as:

· Interest Rate Risk   When short-term interest rates fall, Government Series'
  yield is likely to fall. When interest rates rise, the values of obligations held by Government Series may decline. If the rise is sharp or unexpected,
  Government Series' share price could fall.

· Credit Risk   The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Series' share price to fall.

· Management Risk   Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Government Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Government
Series seeks to preserve the value of your investment at $1.00 per share, it is
		possible to lose money by investing in Government Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Government Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how Government Series has performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate
		future results and yields may vary.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how Government Series has performed over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 338-3383
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter Return: Q3 2007 1.29% Lowest Quarter Return: Q3 2011 0.01% YTD as of 9/30/12 (not annualized): 0.03%
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) (for the periods ended December 31, 2011)
Government Series (Prospectus Summary) | Government Series | Government Series
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.09%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.04%
Other expenses:	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	22
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	68
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	268
Annual Return 2002	rr_AnnualReturn2002	1.55%
Annual Return 2003	rr_AnnualReturn2003	0.86%
Annual Return 2004	rr_AnnualReturn2004	1.12%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 1999

[1]	Government Series inception: 1/5/1999